Retirement And Employee Stock Ownership Plans (Schedule of Net Benefit Costs) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Interest cost	$ 54,963	$ 164,889	$ 164,889
Settlement cost			27,023
Net periodic pension cost			$ 191,912